REVOLVING CREDIT FACILITY:	6 Months Ended
Jun. 30, 2022
REVOLVING CREDIT FACILITY:
REVOLVING CREDIT FACILITY:

NOTE 6 – REVOLVING CREDIT FACILITY:

On June 29, 2021, we entered into a credit agreement (the “RCF”) with several lenders (the “Lenders”), Silicon Valley Bank, as L/C issuer and the Agent. Under the RCF, the Lenders would extend to the Company a five-year revolving credit facility in an initial aggregate principal amount of up to $350 million, with the right, subject to certain conditions, to incur additional revolving commitments and/or incremental term loans in an amount not to exceed the sum of (i) $150 million plus (ii) additional amounts so long as the consolidated secured leverage ratio, on a pro forma basis after giving effect to such increase or incurrence, is no greater than or equal to 2.25:1.00. Revolving loans under the RCF bear interest through maturity at a variable rate based upon, at the Company’s option, either the Eurodollar rate (also known as LIBOR rate) or the base rate (which is the highest of (x) the federal funds rate plus 0.50%, (y) the prime rate published in the Wall Street Journal or any successor publication thereto, and (z) 1.00% in excess of the one-month Eurodollar rate), plus, in each case, an applicable margin.

Based on the applicable consolidated net leverage ratio, the applicable margin for Eurodollar rate revolving loans ranges from 1.25% to 1.75% per annum and the applicable margin for base rate loans ranges from 0.25% to 0.75% per annum. Revolving loans may be prepaid, and revolving loan commitments may be permanently reduced by the Company in whole or in part, without penalty or premium. Our RCF allows for the LIBOR rate to be phased out and replaced with the Secured Overnight Financing Rate and therefore we do not anticipate a material impact by the expected upcoming LIBOR transition. The LIBOR in relation to the RCF, will be in use until the end of June 2023.

In addition to paying interest on outstanding principal under the RCF, the Company will be required to pay an unused line fee on a quarterly basis with respect to the unutilized commitments under the RCF from 0.20% to 0.30% per annum, depending on consolidated net leverage ratio. The Company will also be required to pay customary letter of credit fees and agent and lender fees customary for credit facilities of this size and type.

The Company’s obligations under the RCF will be secured by, substantially all of the assets of the Company and its material subsidiaries, and the equity interests therein. The obligations under the RCF and the guarantees are secured by a lien on substantially all of the Company’s tangible and intangible personal property and the subsidiaries that are guarantors, and by a pledge of substantially all of the equity interests of the Company’s subsidiaries, subject to limited exceptions.

The RCF contains a number of covenants and restrictions that, among other things, require the Company to maintain (i) a maximum ratio of consolidated funded indebtedness (net of unrestricted cash and Cash Equivalents, in an amount not to exceed 50% of consolidated EBITDA) to consolidated EBITDA (both as defined in the RCF) of 4.00:1.00, subject to a step down to 3.75:1.00 after four full fiscal quarters, which ratio will, in either case, be increased by 0.50:1.00 following a Qualified Acquisition (as defined in the RCF) and (ii) a ratio of consolidated EBITDA to consolidated interest charges (as defined in the RCF) of less than 3.00:1.00. Further, the RCF contains a number of covenants and restrictions including restrictions on the Company and its subsidiaries’ ability to incur additional debt, pay dividends and make distributions, make certain investments and acquisitions, repurchase its stock and prepay certain indebtedness, create liens, enter into agreements with affiliates, modify the nature of its business, enter into sale-leaseback transactions, transfer and sell material assets and merge or consolidate.

The RCF also includes customary events of default that include, among other things, non-payment of principal, interest or fees, inaccuracy of representations and warranties, violation of certain covenants, cross default to certain other indebtedness, bankruptcy and insolvency events, material judgments, change of control and certain material ERISA events.

The occurrence of an event of default including the change of control upon the consummation of the Merger Agreement with Unity could result in the acceleration of the obligations under the RCF.

As of June 30, 2022, we were in compliance with all of the covenants.

There were no outstanding borrowings under the RCF as of June 30, 2022.